Segment and Geographic Information	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Segment and Geographic Information
12.	Segment and Geographic Information

Operating segments are defined as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker, or decision-making group, in deciding how to allocate resources and in assessing performance. The Company views its operations and manages its business in one operating segment. The Company operates in two geographic segments: the United States and Canada. As of December 31, 2013, $2,363 and $0 of the Company’s property and equipment was located in the United States and Canada, respectively. As of December 31, 2012, $3,535 and $0 of the Company’s property and equipment assets was located in the United States and Canada, respectively. For the years ended December 31, 2013, 2012 and 2011, none of the Company’s revenues were generated from customers located outside the United States.